SHARE CAPITAL - Disclosure of detailed information about diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Abstract]
Net earnings (loss)	$ (119.1)	$ (31.5)
Basic weighted average number of shares outstanding	283,078	242,181
Effect of dilutive securities:
Stock options	0	0
Equity settled deferred share units	0	0
Performance share units	0	0
Diluted weighted average number of share outstanding	283,078	242,181
Diluted loss per share	$ (0.42)	$ (0.13)